Related party transactions - (Additional Information) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Contribution of a shareholder	¥ 264,555	¥ 68,382
Share-based compensation	10,788
Additional paid-in capital
Disclosure of transactions between related parties [line items]
Contribution of a shareholder	264,555	68,382
Share-based compensation	10,788
Newlink Technology Limited [Member] | Additional paid-in capital
Disclosure of transactions between related parties [line items]
Contribution of a shareholder	264,600	¥ 68,700
Share-based compensation	¥ 10,700